Trade and other receivables (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Beginning of the year	$ 5,610,000,000	$ 3,985,000,000
Additions (i)	755,000,000	1,544,000,000
Recovery (i)	(229,000,000)	(164,000,000)
Currency translations adjustment	(276,000,000)	1,597,000,000
Trade and other receivables, deconsolidation	(4,643,000,000)	(30,000,000)
Receivables written off during the period/year as uncollectable	(28,000,000)	(1,077,000,000)
Transfer to assets held for sale	0	(30,000,000)
Incorporation by business combination	0	27,000,000
Inflation adjustment	(338,000,000)	(242,000,000)
End of the year	$ 851,000,000	$ 5,610,000,000